Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	102,688,378	102,294,758
Common Stock, Shares, Outstanding	102,688,378	102,294,758
Long-Term Debt [Member]
Debt Issuance Costs, Net	$ 9,591	$ 10,853
Capital Lease Obligations [Member]
Debt Issuance Costs, Net	$ 3,558	$ 5,318